RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
18. RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

	At December 31,
	2017	2018
Due to ReneSola Singapore (1) and its subsidiaries	$60,370,065	$23,238,984

(b) Related party transactions

During the years ended December 31, 2016, 2017 and 2018, related party transactions with ReneSola Singapore Pte., Ltd and its subsidiaries were as follows:

	Years ended December 31,
	2016	2017	2018
Purchase of modules from	$-	$33,238,377	$12,466,413
Rendering of service to	-	868,158	5,168,278
Borrowing from (2)	-	11,343,739	17,273,194
Lending to (3)	-	$1,624,261	-
Acquire project companies from (4)	$-	-	$11,286,840

(1)
After the disposal of the discontinued business in September 2017, ReneSola Singapore Pte., Ltd becomes the related party of the Company that both ReneSola Singapore and the Company are under common control of Mr. Li. The balances due to the entity and its subsidiaries were mainly modules, raw materials that the Company purchased from them and borrowings from them.

(2)
It represented the borrowings under a loan agreement between the Company (“borrower”) and ReneSola Singapore (the “lender”). The lender grants to the borrower a loan in the principal amount of up to US$200 million with annual interest rate of 1%. There is no fixed repayment schedule of this loan. For such loans during 2018, total principal additions were $17.3 million.

(3)	It represented the loan borrowed by ReneSola Singapore’s subsidiaries bearing no interest. There is no fixed repayment schedule of this loan.

(4)
In 2018, the Company acquired certain project companies from ReneSola Zhejiang Ltd. and ReneSola Jiangsu Ltd. for total cash consideration of
$11.29
million. These acquired project companies substantially only own solar power plants that were already being operated by the Company prior to the acquisition. Under ASU 2017–01 “Clarifying the Definition of a Business,” such acquisition constituted an asset acquisition as substantially all of the consideration for acquiring these assets is concentrated in a single identifiable asset.